Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Stock Incentive Series A Special Voting Preferred Stock	Stock Incentive Common Stock	Stock Incentive Exchangeable Shares	Stock Incentive Additional Paid-In Capital	Stock Incentive Accumulated Other Comprehensive Loss	Stock Incentive Accumulated Deficit	Stock Incentive	Warrant Series A Special Voting Preferred Stock	Warrant Common Stock	Warrant Exchangeable Shares	Warrant Additional Paid-In Capital	Warrant Accumulated Other Comprehensive Loss	Warrant Accumulated Deficit	Warrant	Previously Reported Series A Special Voting Preferred Stock	Previously Reported Common Stock	Previously Reported Exchangeable Shares	Previously Reported Additional Paid-In Capital	Previously Reported Accumulated Other Comprehensive Loss	Previously Reported Accumulated Deficit	Previously Reported	Series A Special Voting Preferred Stock	Common Stock	Exchangeable Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance beginning at Dec. 31, 2020																									$ 102,367		$ (106,288)	$ (3,921)
Balance beginning (in Shares) at Dec. 31, 2020																							131
Exchange of exchangeable shares
Exchange of exchangeable shares (in Shares)																							(233)	233
Issuance of common stock under stock plan, net																									37			37
Issuance of common stock under stock plan, net (in Shares)																							1
Settlement of warrants to common stock																									1,208			1,208
Settlement of warrants to common stock (in Shares)																							7
Conversion of convertible debentures to common stock																									13,545			13,545
Conversion of convertible debentures to common stock (in Shares)																							183
Effect of business combination																									37,627			37,627
Effect of business combination (in Shares)																							218
Stock-based compensation																									4,484			4,484
Net loss																											(10,911)	(10,911)
Balance ending at Dec. 31, 2021																									159,268		(117,199)	42,069
Balance ending (in Shares) at Dec. 31, 2021																							307	233
Exchange of exchangeable shares
Exchange of exchangeable shares (in Shares)																							3	(3)
Issuance of common stock under stock plan, net				$ (9)			$ (9)
Stock-based compensation																									1,171			1,171
Unrealized gain (loss) on available-for-sale securities																										(37)		(37)
Net loss																											(6,754)	(6,754)
Balance ending at Mar. 31, 2022																									160,430	(37)	(123,953)	36,440
Balance ending (in Shares) at Mar. 31, 2022																							310	230
Balance beginning at Dec. 31, 2021																									159,268		(117,199)	42,069
Balance beginning (in Shares) at Dec. 31, 2021																							307	233
Net loss																												(17,805)
Balance ending at Sep. 30, 2022																									163,564	(36)	(135,004)	28,524
Balance ending (in Shares) at Sep. 30, 2022																							319	228
Balance beginning at Dec. 31, 2021																									159,268		(117,199)	42,069
Balance beginning (in Shares) at Dec. 31, 2021																							307	233
Exchange of exchangeable shares
Exchange of exchangeable shares (in Shares)																							5	(5)
Issuance of common stock under stock plans, net of taxes paid related to net share settlements of restricted stock units																									(119)			(119)
Issuance of common stock under stock plans, net of taxes paid related to net share settlements of restricted stock units (in Shares)																							12
Sale of common stock and warrants																									2,099			2,099
Sale of common stock and warrants (in Shares)																							33
Initial recognition of fair value of warrant liability																									(2,099)			(2,099)
Stock-based compensation																									5,730			5,730
Unrealized gain (loss) on available-for-sale securities																										(25)		(25)
Net loss																											(32,398)	(32,398)
Balance ending at Dec. 31, 2022																		$ 164,879	$ (25)	$ (149,597)	$ 15,257				164,879	(25)	(149,597)	15,257
Balance ending (in Shares) at Dec. 31, 2022																357	228						357	228
Balance beginning at Mar. 31, 2022																									160,430	(37)	(123,953)	36,440
Balance beginning (in Shares) at Mar. 31, 2022																							310	230
Issuance of common stock under stock plan, net				(50)			(50)
Issuance of common stock under stock plan, net (in Shares)		6
Stock-based compensation																									1,738			1,738
Unrealized gain (loss) on available-for-sale securities																										(4)		(4)
Net loss																											(7,043)	(7,043)
Balance ending at Jun. 30, 2022																									162,118	(41)	(130,996)	31,081
Balance ending (in Shares) at Jun. 30, 2022																							316	230
Exchange of exchangeable shares
Exchange of exchangeable shares (in Shares)																							2	(2)
Issuance of common stock under stock plan, net				(2)			(2)
Issuance of common stock under stock plan, net (in Shares)		1
Stock-based compensation																									1,448			1,448
Unrealized gain (loss) on available-for-sale securities																										5		5
Net loss																											(4,008)	(4,008)
Balance ending at Sep. 30, 2022																									163,564	(36)	(135,004)	28,524
Balance ending (in Shares) at Sep. 30, 2022																							319	228
Balance beginning at Dec. 31, 2022																		164,879	(25)	(149,597)	15,257				164,879	(25)	(149,597)	15,257
Balance beginning (in Shares) at Dec. 31, 2022																357	228						357	228
Exchange of exchangeable shares
Exchange of exchangeable shares (in Shares)																							8	(8)
Stock-based compensation																									1,307			1,307
Unrealized gain (loss) on available-for-sale securities																										14		14
Net loss																											(3,148)	(3,148)
Balance ending at Mar. 31, 2023																									166,186	(11)	(152,745)	13,430
Balance ending (in Shares) at Mar. 31, 2023																							365	220
Balance beginning at Dec. 31, 2022																		$ 164,879	$ (25)	$ (149,597)	$ 15,257				164,879	(25)	(149,597)	$ 15,257
Balance beginning (in Shares) at Dec. 31, 2022																357	228						357	228
Issuance of common stock upon exercise of warrants (in Shares)																												62,425
Net loss																												$ (7,857)
Balance ending at Sep. 30, 2023																							$ 1		169,208		(157,454)	11,755
Balance ending (in Shares) at Sep. 30, 2023																							633	128
Balance beginning at Mar. 31, 2023																									166,186	(11)	(152,745)	13,430
Balance beginning (in Shares) at Mar. 31, 2023																							365	220
Exchange of exchangeable shares																							$ 1		(1)
Exchange of exchangeable shares (in Shares)																							76	(76)
Issuance of common stock under stock plan, net				(36)			(36)
Issuance of common stock under stock plan, net (in Shares)		4
Sale of common stock and warrants																									3,548			3,548
Sale of common stock and warrants (in Shares)																							56
Issuance of common stock upon exercise of warrants											$ 21			$ 21
Issuance of common stock upon exercise of warrants (in Shares)									53
Initial recognition of fair value of warrant liability																									(3,162)			(3,162)
Stock-based compensation																									1,319			1,319
Unrealized gain (loss) on available-for-sale securities																										7		7
Net loss																											(4,086)	(4,086)
Balance ending at Jun. 30, 2023																							$ 1		167,875	(4)	(156,831)	11,041
Balance ending (in Shares) at Jun. 30, 2023																							554	144
Exchange of exchangeable shares
Exchange of exchangeable shares (in Shares)																							16	(16)
Issuance of common stock under stock plan, net
Issuance of common stock under stock plan, net (in Shares)		1
Issuance of common stock upon exercise of warrants											$ 25			$ 25
Issuance of common stock upon exercise of warrants (in Shares)									62
Stock-based compensation																									1,308			1,308
Unrealized gain (loss) on available-for-sale securities																										4		4
Net loss																											(623)	(623)
Balance ending at Sep. 30, 2023																							$ 1		$ 169,208		$ (157,454)	$ 11,755
Balance ending (in Shares) at Sep. 30, 2023																							633	128